Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2016 $	2015 $

Deferred income tax assets (liability)

Non-capital losses carried forward	307,857	303,447
Marketable securities	18,463	18,463
Resource pool	4,841	--
Asset retirement obligation	(1,017)	--

Total gross deferred income tax assets	330,144	321,910

Valuation allowance	(330,144)	(321,910)

Net deferred income tax asset	--	--